FINANCIAL ASSETS AT AMORTISED COST - Schedule of Impairment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment credit (charge)	£ (1,378)	£ 4,155	£ 1,296
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	3	0
Loans and advances to banks and reverse repurchase agreements
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment credit (charge)	1	6
UK mortgages
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment credit (charge)	836	1,024
Other
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment credit (charge)	2,984	4,736
Loans and advances to customers and reverse repurchase agreements
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment credit (charge)	3,820	5,760
Debt securities
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment credit (charge)	3	3
Financial assets at amortised cost
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment credit (charge)	3,824	5,769
Other assets
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment credit (charge)	18	19
Provisions in relation to loan commitments and financial guarantees
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment credit (charge)	200	459
Stage 1
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment credit (charge)	1,026	1,591
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	3	0
Stage 1 | Loans and advances to banks and reverse repurchase agreements
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment credit (charge)	1	6
Stage 1 | UK mortgages
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment credit (charge)	48	104
Stage 1 | Other
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment credit (charge)	867	1,268
Stage 1 | Loans and advances to customers and reverse repurchase agreements
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment credit (charge)	915	1,372
Stage 1 | Debt securities
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment credit (charge)	1	1
Stage 1 | Financial assets at amortised cost
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment credit (charge)	917	1,379
Stage 1 | Other assets
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment credit (charge)	0	0
Stage 1 | Provisions in relation to loan commitments and financial guarantees
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment credit (charge)	109	212
Stage 2
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment credit (charge)	1,200	2,379
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	0	0
Stage 2 | Loans and advances to banks and reverse repurchase agreements
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment credit (charge)	0	0
Stage 2 | UK mortgages
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment credit (charge)	394	468
Stage 2 | Other
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment credit (charge)	720	1,677
Stage 2 | Loans and advances to customers and reverse repurchase agreements
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment credit (charge)	1,114	2,145
Stage 2 | Debt securities
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment credit (charge)	0	0
Stage 2 | Financial assets at amortised cost
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment credit (charge)	1,114	2,145
Stage 2 | Other assets
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment credit (charge)	0	0
Stage 2 | Provisions in relation to loan commitments and financial guarantees
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment credit (charge)	86	234
Stage 3
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment credit (charge)	1,606	2,016
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	0	0
Stage 3 | Loans and advances to banks and reverse repurchase agreements
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment credit (charge)	0	0
Stage 3 | UK mortgages
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment credit (charge)	184	191
Stage 3 | Other
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment credit (charge)	1,397	1,791
Stage 3 | Loans and advances to customers and reverse repurchase agreements
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment credit (charge)	1,581	1,982
Stage 3 | Debt securities
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment credit (charge)	2	2
Stage 3 | Financial assets at amortised cost
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment credit (charge)	1,583	1,984
Stage 3 | Other assets
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment credit (charge)	18	19
Stage 3 | Provisions in relation to loan commitments and financial guarantees
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment credit (charge)	5	13
POCI
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment credit (charge)	210	261
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	0	0
POCI | Loans and advances to banks and reverse repurchase agreements
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment credit (charge)	0	0
POCI | UK mortgages
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment credit (charge)	210	261
POCI | Other
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment credit (charge)	0	0
POCI | Loans and advances to customers and reverse repurchase agreements
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment credit (charge)	210	261
POCI | Debt securities
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment credit (charge)	0	0
POCI | Financial assets at amortised cost
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment credit (charge)	210	261
POCI | Other assets
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment credit (charge)	0	0
POCI | Provisions in relation to loan commitments and financial guarantees
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment credit (charge)	£ 0	£ 0